Leases - Lease cost allocated expense items (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Total	¥ 54,746	¥ 51,503	¥ 51,397
Selling, general and administrative expenses
Leases
Total	31,246	28,272	20,359
Research and development expenses
Leases
Total	¥ 23,500	¥ 23,231	¥ 31,038